Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Revenue Recognition

Revenue Recognition – The Company’s revenue is derived primarily from providing services under contracts. The Company recognizes revenue in accordance with ASC Topic No. 605 based on the following criteria: Persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable, and collectability is reasonably assured. In general, the Company recognizes service revenue as significant services under the relevant arrangement have been performed.